Lines of Credit Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities	Lines of Credit Payable consisted of the following:
	December 31,	December 31,
	2015	2014
Due to casino operators	$41,908,984	$32,392,020